Acquisitions - Schedule of Estimated Fair Value of Assets Acquired and Liabilities (Details) (10-K) - USD ($)	Feb. 29, 2020	May 31, 2019	May 31, 2018
Goodwill (provisional)	$ 5,107,141	$ 4,456,250
The Simplicity Esports, LLC [Member]
Cash	76,000
Trade names and trademarks	588,000
Accounts payable and accrued liabilities	(56,000)
Goodwill (provisional)	4,455,882
Total	6,090,000
The Simplicity Esports, LLC [Member] | Internet Domain [Member]
Finite lived intangible assets	3,000
The Simplicity Esports, LLC [Member] | Non-Competes [Member]
Finite lived intangible assets	$ 1,023,118
The Simplicity Esports, LLC [Member] | Nonrecurring [Member] | Level 3 [Member]
Cash		76,000
Trade names and trademarks		588,000
Accounts payable and accrued liabilities		(56,000)
Goodwill (provisional)		4,455,882
Total		6,090,000
The Simplicity Esports, LLC [Member] | Nonrecurring [Member] | Level 3 [Member] | Internet Domain [Member]
Finite lived intangible assets		3,000
The Simplicity Esports, LLC [Member] | Nonrecurring [Member] | Level 3 [Member] | Non-Competes [Member]
Finite lived intangible assets		$ 1,023,118